Consolidated Balance Sheet - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and Cash Equivalents	€ 158,499,651	€ 402,350,904
Other Financial Assets	520,845,412	504,822,678
Accounts Receivable	32,093,682	91,231,143
Financial Assets from Collaborations	3,410,247	0
Income Tax Receivables	5,284,542	2,601,052
Other Receivables	1,496,489	12,852,390
Inventories	62,068,115	24,252,987
Prepaid Expenses and Other Assets	30,323,373	50,929,633
Total Current Assets	814,021,511	1,089,040,787
Non-Current Assets
Property, Plant and Equipment	3,890,162	5,926,942
Right-of-Use Assets	11,100,166	45,060,360
Intangible Assets	844,109,432	886,582,956
Goodwill	342,296,501	356,239,773
Other Financial Assets	1,133,982	0
Investment in Associates	2,417,968	5,352,451
Prepaid Expenses and Other Assets	7,341,491	8,728,994
Total Non-Current Assets	1,212,289,702	1,307,891,476
TOTAL ASSETS	2,026,311,213	2,396,932,263
Current Liabilities
Accounts Payable and Accruals	109,804,500	157,270,380
Lease Liabilities	3,628,433	7,561,126
Tax Liabilities	329,723	792,675
Provisions	4,127,121	6,006,229
Contract Liability	19,443,663	0
Bonds	1,638,125	2,031,250
Financial Liabilities from Collaborations	5,526,679	2,513,718
Financial Liabilities from Future Payments to Royalty Pharma	119,811,363	102,171,167
Total Current Liabilities	264,309,607	278,346,545
Non-Current Liabilities
Lease Liabilities	8,796,915	38,219,225
Provisions	28,363,134	8,674,110
Deferred Tax Liability	6,549,655	6,506,420
Bonds	244,020,955	291,647,407
Financial Liabilities from Collaborations	108,868,561	217,825,779
Financial Liabilities from Future Payments to Royalty Pharma	1,316,353,147	1,398,303,228
Total Non-Current Liabilities	1,712,952,367	1,961,176,169
Total Liabilities	1,977,261,974	2,239,522,714
Stockholders’ Equity
Common Stock	37,655,137	34,231,943
Treasury Stock (53,685 and 65,980 shares for 2023 and 2022, respectively), at Cost	(1,995,880)	(2,450,303)
Additional Paid-in Capital	938,088,474	833,708,724
Other Comprehensive Income Reserve	88,435,451	115,326,601
Accumulated Deficit	(1,013,133,943)	(823,407,416)
Total Stockholders’ Equity	49,049,239	157,409,549
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	€ 2,026,311,213	€ 2,396,932,263